UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Bristlecone Fund
August 31, 2008 (Unaudited)
Schedule of Investments

			Shares	Value
COMMON STOCKS - 90.46%
Automobiles - 4.94%
Harley-Davidson, Inc.			2,075	$82,544

Capital Markets - 3.47%
Legg Mason, Inc.			1,300	57,889

Commercial Banks - 14.90%
Bank of America Corp.			3,175	98,869
Wachovia Corp.			3,900	61,971
Wells Fargo & Co.			2,910	88,086
				248,926
Commercial Services & Supplies - 8.71%
Apollo Group, Inc. (a)			700	44,576
Cintas Corp.			3,275	100,870
				145,446
Communications Equipment - 3.48%
Motorola, Inc.			6,175	58,169

Computers & Peripherals - 5.95%
Dell, Inc. (a)			4,575	99,415

Construction Materials - 3.48%
Cemex S.A. de C.V. - ADR (a)			2,902	58,185

Consumer Finance - 5.23%
American Express Co.			2,200	87,296

Diversified Financial Services - 2.36%
Citigroup, Inc.			2,075	39,404

Diversified Telecommunication Services - 2.74%
Sprint Corp.			5,250	45,780

Health Care Providers & Services - 4.31%
Health Management Associates, Inc. - Class A (a)			12,400	72,044

Insurance - 6.67%
American International Group, Inc.			2,775	59,635
The Progressive Corp.			2,800	51,716
				111,351
Internet & Catalog Retail - 7.03%
Expedia, Inc. (a)			2,250	39,735
Liberty Media Holding Corp. (a)			4,450	60,475
Ticketmaster (a)			800	17,144
				117,354
Paper & Forest Products - 1.99%
Weyerhaeuser Co.			600	33,294

Pharmaceuticals - 5.27%
Novartis AG - ADR			800	44,512
Pfizer, Inc.			2,275	43,475
				87,987
Semiconductor & Semiconductor Equipment - 4.04%
Intel Corp.			1,150	26,300
Maxim Integrated Products, Inc.			2,000	41,100
				67,400
Specialty Retail - 5.89%
Home Depot, Inc.			3,625	98,310

TOTAL COMMON STOCKS (Cost $1,586,070)				1,510,794

SHORT TERM INVESTMENTS - 11.61%
Fidelity Government Portfolio - I
2.180% (b)			193,939	193,939

TOTAL SHORT TERM INVESTMENTS (Cost $193,939)				193,939

Total Investments (Cost $1,780,009) - 102.07%				1,704,733
Liabilities in Excess of Other Assets - (2.07)%				(34,514)
TOTAL NET ASSETS - 100.00%				$1,670,219

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at August 31, 2008
	was as follows*:

	Cost of investments			$1,780,009
	Gross unrealized appreciation			65,409
	Gross unrealized depreciation			(140,685)
	Net unrealized depreciation			$(75,276)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2008.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$1,704,733	$1,704,733	$0	$0
Total	$1,704,733	$1,704,733	$0	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008